Stock-based Compensation (Narrative) (Details)	12 Months Ended
	Jan. 31, 2022 CAD ($) Share $ / shares	Jan. 31, 2021 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options authorized under stock option plan as a percentage of issued and outstanding common shares	10.00%
Number of share options granted in share-based payment arrangement	750,000	10,450,000
Number of share options vested in share-based payment arrangement		100,000
Vested stock-based compensation expense | $	$ 182,996	$ 946,361
Unvested stock-based compensation expense | $	16,438	$ 53,204
Stock Options Granted in October 2018 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		250,000
Exercise price, share options granted | $ / shares		$ 0.1
Maximum term of options granted for share-based payment arrangement		two years
Vested stock-based compensation expense | $		$ 3,311
Unvested stock-based compensation expense | $		$ 0
Stock Options Granted in October 2018 [Member] | Consultant [Member] | Vesting Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		75,000
Stock Options Granted in October 2018 [Member] | Consultant [Member] | Vesting Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		37,500
Stock Options Granted in October 2018 [Member] | Consultant [Member] | Vesting Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		137,500
Stock Options Granted in October 2018 [Member] | Consultant [Member] | Vesting Tranche Three, on model development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		75,000
Stock Options Granted in October 2018 [Member] | Consultant [Member] | Vesting Tranche Three, on project handover [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		62,500
Stock Options Granted in November 2018 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		100,000
Exercise price, share options granted | $ / shares		$ 0.1
Maximum term of options granted for share-based payment arrangement		three years
Vested stock-based compensation expense | $		$ 260
Unvested stock-based compensation expense | $		$ 0
Stock Options Granted in November 2018 [Member] | Consultant [Member] | Vesting Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		25,000
Stock Options Granted in November 2018 [Member] | Consultant [Member] | Vesting Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		25,000
Stock Options Granted in November 2018 [Member] | Consultant [Member] | Vesting Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		25,000
Stock Options Granted in November 2018 [Member] | Consultant [Member] | Vesting Tranche Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		25,000
Stock Options Granted on April 6, 2020 [Member] | Directors, officers and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		9,850,000
Exercise price, share options granted | $ / shares		$ 0.15
Maximum term of options granted for share-based payment arrangement		one (1) year
Vested stock-based compensation expense | $		$ 742,833
Unvested stock-based compensation expense | $		$ 0
Stock Options Granted on July 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		80,000
Exercise price, share options granted | $ / shares		$ 1.02
Maximum term of options granted for share-based payment arrangement		five (5) years
Vested stock-based compensation expense | $	34,246	$ 40,603
Unvested stock-based compensation expense | $	0	$ 34,246
Stock Options Granted on September 10, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		70,000
Exercise price, share options granted | $ / shares		$ 0.54
Stock Options Granted on September 10, 2020 [Member] | Consultant [Member] | Vesting Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		40,000
Stock Options Granted on September 10, 2020 [Member] | Consultant [Member] | Vesting Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement		30,000
Stock Options Granted on September 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		200,000
Exercise price, share options granted | $ / shares		$ 0.54
Vested stock-based compensation expense | $		$ 81,979
Unvested stock-based compensation expense | $		$ 0
Stock Options Granted on September 21, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		250,000
Exercise price, share options granted | $ / shares		$ 0.59
Maximum term of options granted for share-based payment arrangement		one (1) year
Vested stock-based compensation expense | $	18,958	$ 77,375
Unvested stock-based compensation expense | $	$ 0	$ 18,958
Stock Options Granted on March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	250,000
Exercise price, share options granted | $ / shares	$ 0.36
Maximum term of options granted for share-based payment arrangement	one (1) year
Vested stock-based compensation expense | $	$ 50,675
Unvested stock-based compensation expense | $	$ 1,834
Stock Options Granted on June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	250,000
Exercise price, share options granted | $ / shares	$ 0.345
Maximum term of options granted for share-based payment arrangement	18 months
Vested stock-based compensation expense | $	$ 48,672
Unvested stock-based compensation expense | $	$ 6,778
Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	250,000
Exercise price, share options granted | $ / shares	$ 0.25
Maximum term of options granted for share-based payment arrangement	18 months
Vested stock-based compensation expense | $	$ 30,445
Unvested stock-based compensation expense | $	$ 7,826